Additional Financial Statement Information - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses	$ 3,404	$ 1,767
Advances to suppliers	305	588
Other current assets	329	843
Total	$ 4,038	$ 3,198